Cover	Mar. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 26, 2026
Entity File Number	000-56772
Entity Registrant Name	Macquarie Infrastructure Fund, L.P.
Entity Central Index Key	0002079966
Entity Tax Identification Number	39-2908652
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	660 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10103
City Area Code	212)
Local Phone Number	231-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false